Loans and Allowance for Credit Losses (Total Outstanding Loans and Past Due Analysis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	¥ 145,325,480	¥ 131,881,305
Loans Held for Sale	1,253,647	887,263
Past Due 90 Days and Accruing	5,535	10,243
Unearned income, unamortized premiums—net and deferred loan fees—net	(506,256)	(442,790)
Total	144,819,224	131,438,515
1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	387,691	312,271
Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	339,170	350,566
Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	726,861	662,837
Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	143,344,972	130,331,205
Residential
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	12,842,510	12,561,780
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	2,656	3,157
Residential | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	29,796	32,739
Residential | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	9,805	10,711
Residential | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	39,601	43,450
Residential | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	12,802,909	12,518,330
Card
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	557,508	498,773
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Card | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	18,154	15,737
Card | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	34,414	30,221
Card | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	52,568	45,958
Card | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	504,940	452,815
Krungsri
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	9,844,777	8,846,908
Loans Held for Sale	19,964	0
Past Due 90 Days and Accruing	0	0
Krungsri | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	281,023	228,655
Krungsri | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	228,683	252,745
Krungsri | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	509,706	481,400
Krungsri | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	9,315,107	8,365,508
Other
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	2,215,973	2,056,692
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Other | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	17,972	21,555
Other | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	26,260	28,744
Other | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	44,232	50,299
Other | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	2,171,741	2,006,393
Domestic | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	64,192,347	61,669,333
Loans Held for Sale	161,423	130,854
Past Due 90 Days and Accruing	2,879	2,419
Domestic | Commercial | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	5,227	9,275
Domestic | Commercial | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	12,697	6,127
Domestic | Commercial | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	17,924	15,402
Domestic | Commercial | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	64,013,000	61,523,077
Foreign
Loans and Leases Receivable Disclosure [Line Items]
Total	67,245,022	56,713,215
Foreign | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	55,672,365	46,247,819
Loans Held for Sale	1,072,260	756,409
Past Due 90 Days and Accruing	0	4,667
Foreign | Commercial | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	35,519	4,310
Foreign | Commercial | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	27,311	22,018
Foreign | Commercial | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	62,830	26,328
Foreign | Commercial | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	¥ 54,537,275	¥ 45,465,082